Note 9 - Debt - Draws (Payments) On Line of Credit (Details) - USD ($) $ in Thousands								5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 15, 2017	Jun. 26, 2017	May 15, 2017	Apr. 05, 2017	Mar. 28, 2017	Mar. 22, 2017	Feb. 06, 2017	Jun. 26, 2017	Sep. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Short-term Debt, Total									$ 39,280	$ 41,769
Fees	$ 490								490
Interest									147	7,373	$ 5,724	$ 3,208
Amount settled									(38,162)	$ (41,589)
Amounts forgiven									(1,118)
Notes [Member] | Kalani Investments Limited [Member]
Proceeds from Short-term Debt, Total		$ 3,000		$ 7,700	$ 10,000	$ 5,000	$ 3,500
Fees						200	210
Interest		2		42	24	7	22
Amount settled		(3,000)		(7,700)	(10,000)	(5,000)	(3,500)
Amounts forgiven
Notes [Member] | Xanthe Holdings Limited [Member]
Proceeds from Short-term Debt, Total	2,020		$ 5,000					3,060
Fees	20	$ 60						60	$ 20
Interest	6		28					16
Amount settled	(2,020)		(3,882)					(3,060)
Amounts forgiven			$ (1,118)